Contract Liabilities - Schedule of Contract Liabilities (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Schedule of Contract Liabilities [Line Items]
Subtotal	$ 2,248,983	$ 2,098,022
Unearned online promotion revnue – non-current	135,209	127,439
Total	2,384,192	2,225,461	$ 2,946,665	$ 3,580,418
Unearned online promotion revenue - current [Member]
Schedule of Contract Liabilities [Line Items]
Subtotal	2,033,096	1,746,927
Premium business solutions revenue related [Member]
Schedule of Contract Liabilities [Line Items]
Subtotal	0	69,022
Value-Added Services revenue related [Member]
Schedule of Contract Liabilities [Line Items]
Subtotal	92,299	215,551
Shared office rental and management revenue related [Member]
Schedule of Contract Liabilities [Line Items]
Subtotal	$ 123,588	$ 66,522